Details to the consolidated statements of cash flows (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Net cash flows	$ 0	$ (286)	$ (9,901)	$ (382)
Acquisitions
Statement [line items]
Net assets recognized as a result of business combinations	(32)	(407)	(10,030)	(486)
Fair value of previously held equity interests		34		34
Receivables and payables contingent consideration, net	17	88	77	88
Payments, deferred consideration and other adjustments, net	13	(3)	65	(3)
Net cash flows	(2)	(288)	(9,888)	(367)
Divestments
Statement [line items]
Net cash flows	$ 2	$ 2	(13)	(15)
Net cash outflows from divestments			15	$ 15
Prepaid sales price for a business divestment			$ 2